UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2013
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California May 8, 2013

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$28,235
List of Other Included Managers:

<T
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** ACCENTURE PLC.             COM              G1151C101     1367 17992.000SH       SOLE                17992.000
*** CANADIAN NATL RAILWAY CO   COM              136375102     1261 12569.000SH       SOLE                12569.000
*** SCHLUMBERGER LTD           COM              806857108     1113 14866.000SH       SOLE                14866.000
CERNER CORP                    COM              156782104     1536 16217.000SH       SOLE                16217.000
CHEVRON CORP                   COM              166764100     1231 10360.000SH       SOLE                10360.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1509 19700.000SH       SOLE                19700.000
CONOCOPHILLIPS                 COM              20825c104      766 12748.000SH       SOLE                12748.000
EMC CORP                       COM              268648102     1193 49954.000SH       SOLE                49954.000
EOG RESOURCES, INC.            COM              26875P101     1101 8600.000 SH       SOLE                 8600.000
EXXON MOBIL CORP               COM              30231g102     1237 13732.996SH       SOLE                13732.996
FLOWSERVE CP                   COM              34354P105     1347 8032.000 SH       SOLE                 8032.000
JOHNSON & JOHNSON              COM              478160104     1256 15402.000SH       SOLE                15402.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1268 14058.000SH       SOLE                14058.000
MICROSOFT CORP                 COM              594918104      826 28888.000SH       SOLE                28888.000
MONSANTO CO                    COM              61166W101     1257 11900.000SH       SOLE                11900.000
MONSTER BEVERAGE CORP          COM              411310105      712 14915.000SH       SOLE                14915.000
P G & E CORPORATION            COM              69331c108      209 4692.000 SH       SOLE                 4692.000
PROCTER & GAMBLE CO            COM              742718109      200 2601.000 SH       SOLE                 2601.000
PRUDENTIAL FINANCIAL INC       COM              744320102      860 14573.000SH       SOLE                14573.000
RESMED INC.                    COM              761152107     1159 25000.000SH       SOLE                25000.000
STERICYLE, INC.                COM              858912108     1499 14114.000SH       SOLE                14114.000
STRYKER CORP                   COM              863667101     1116 17099.000SH       SOLE                17099.000
TARGET CORP                    COM              87612e106     1244 18169.000SH       SOLE                18169.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1332 18496.000SH       SOLE                18496.000
WATERS CORP                    COM              941848103     1635 17408.000SH       SOLE                17408.000